Deerfield Warrants (Tables)	9 Months Ended
Sep. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of valuation inputs	Key inputs for the valuation of the warrant obligation as of September 30, 2023 and December 31, 2022 were as follows:

	As of	As of
	September 30, 2023	December 31, 2022
Exercise price in USD	24.70 and 28.07	24.70 and 28.07
Share price in USD	0.90	3.84
Risk-free interest rate	5.2%	4.3%
Expected volatility	92.1%	70.0%
Expected term (months)	19.7 months	28.7 months
Dividend yield	—	—
Black-Scholes value in USD	0.004 and 0.003	0.20 and 0.16